Income Taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2017
Income tax rate description		Tax Cuts and Jobs Act (the “Tax Act”) was signed into law, making significant changes to the taxation of the U.S. business entities. The Tax Act reduced the U.S. corporate income tax rate from 35% to 21%, imposed a one-time transition tax in connection with the move form a worldwide tax system to a territorial tax system, provided for accelerated deductions for certain U.S film production costs, imposed limitations on certain tax deductions such as executive compensation in future periods, and included numerous other provisions. As the Company has a September 30 fiscal year-end, the lower corporate income tax rate was phased in, resulting in a U.S. statutory federal rate of approximately 24.3% for the fiscal year ending September 30, 2018 and 21% for subsequent fiscal years. Since we are not in a current U.S. federal tax paying position, our U.S. tax provision consists primarily of deferred tax benefits calculated at the 21% tax rate.
NOL carryforward expiration	Mar. 31, 2034
Valuation allowance	$ (146,392)	$ (114,352)	$ (133,203)	$ (116,605)	$ (93,731)
Federal
Operating loss carryforwards, approximate	426,500
Federal NOL carryforward will not expire	121,100
State
Operating loss carryforwards, approximate	269,100
United Kingdom
Operating loss carryforwards, approximate	$ 35,800